INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 469,883	$ 563,115
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 469,883	$ 563,115